As filed with the Securities and Exchange Commission on December 5, 2012

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-830-5200

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1: Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	SEMI-ANNUAL REPORT SEPTEMBER 30, 2012

Daily Income Fund Table of Contents

Daily Income Fund Shareholder Letter

Dear Shareholder:

The past year handed us a great deal to discuss, yet despite it all, it ended the way in which we expected. Summarily, pending money fund reform, which was abandoned by the SEC this past summer, has found new life with the Financial Stability Oversight Council (FSOC) reigniting the discussions to push some type of reform forward. In addition, the Fed announced it would increase policy accommodation by purchasing additional agency mortgage-backed securities (MBS) at a pace of $40 billion per month. Now known as “QE Infinity”, the Fed indicated it would continue the MBS purchases until the outlook for the labor market improves substantially. This and other Fed actions have all but sealed in a 0-25 basis point Fed Funds rate target through sometime in mid-2015.

The complexity and furor over the European crisis has ebbed somewhat in the latter part of 2012 and stronger balance sheets have enabled money funds to extend maturities in quality credits and increasing the opportunity to diversify more globally. We are by no means striking a celebratory chord here, but it is a moment to take stock in what is working and how best to exploit it to increase shareholder value going forward. This has always been our promise and we are well positioned to deliver on that promise.

The driver of our competitive performance this past year has been centered on careful and nimble credit selection. With the Fed’s QE-3 announcement, interest rate risk remains diminished on the short end of our portfolios, and places more emphasis on building an enduring credit strategy. While rates have declined fairly quickly over the past couple of months we were able to extend maturities throughout the summer and have increased our purchase of six-to-nine-month paper in Australia, Canada and Japan as the fear of global contagion has waned. This deliberate strategy of extending stronger credits (mostly through floating rate securities), diversifying away from less attractive demographics, and maintaining a strong liquidity position in each of the funds has successfully produced attractive gross yields without taking on statistically significant risk.

The markets are a bit calmer than they were a year ago. While there are still several variables to consider, money fund reform being the most relevant, we are prepared for all outcomes and have proactively positioned our portfolios from a prudent investment management perspective, as well as enhanced our product solutions that meet the needs of our clients and shareholders in each of our business channels. We will continue to keep each of you informed, to never be lured by yield in exchange for safety, and to maintain the integrity of our role as a leading cash and liquidity specialist. We appreciate your trust in us and welcome any questions you may have.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended September 30, 2012 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.60	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.45	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.47	0.29%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

Expense Chart For The Six Months Ended September 30, 2012 (Unaudited) (Continued)

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Expense Chart For The Six Months Ended September 30, 2012 (Unaudited) (Continued)

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.30	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.76	$1.32	0.26%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2012	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

DAILY INCOME FUND RNT NATIXIS LIQUID PRIME PORTFOLIO

Treasurer Class Shares (“Treasurer Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.20	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Liquidity Class Shares (“Liquidity Shares”)	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.00	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.61	0.12%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2012 through September 30, 2012), multiplied by 183/365 (to reflect the most recent fiscal half-year).

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2012 (Unaudited)

Face Amount		Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (19.57%) (1)

$175,000,000	Anglesea Funding LLC, 0.37%, 10/02/12	$174,998,201

175,000,000	Chesham Finance LLC, 0.32%, 10/02/12	174,998,444

170,000,000	Ebury Finance LTD, 0.32%, 10/04/12	169,995,467

170,000,000	Halkin Finance LLC, 0.32%, 10/04/12	169,995,467

690,000,000	Total Asset Backed Commercial Paper	689,987,579

COMMERCIAL PAPER (1.27%)

$45,000,000	Private Export Funding Corporation, 0.29%, 03/04/13	$44,944,175

45,000,000	Total Commercial Paper	44,944,175

EURODOLLAR CERTIFICATES OF DEPOSIT (2.84%)

$100,000,000	National Australia Bank LTD, 0.34%, 01/18/13 (3)	$100,000,000

100,000,000	Total Eurodollar Certificates of Deposit	100,000,000

FLOATING RATE SECURITIES (15.04%)

$75,000,000	Bank of Nova Scotia, 0.44%, 08/02/13 (4)	$75,000,000

55,250,000	Canadian Imperial Bank of Commerce, 0.38%, 04/12/13 (8)	55,251,440

40,000,000	Canadian Imperial Bank of Commerce, 0.46%, 08/29/13 (5)	40,002,922

100,000,000	Bank of Montreal, 0.38%, 09/26/13 (6)	100,000,000

150,000,000	Toronto-Dominion Bank, 0.34%, 04/19/13 (9)	150,000,000

110,000,000	Wells Fargo Bank, N.A., 0.43%, 11/20/13 (7)	110,000,000

530,250,000	Total Floating Rate Securities	530,254,362

LOAN PARTICIPATIONS (4.82%)

$55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 10/09/12	$55,000,000

25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/12/12	25,000,000

40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/18/12	40,000,000

Face Amount		Value (Note 1)

LOAN PARTICIPATIONS (CONTINUED)

$50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/25/12	$50,000,000

170,000,000	Total Loan Participations	170,000,000

REPURCHASE AGREEMENTS (13.31%)

$38,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $38,000,665 (Collateralized by $50,179,003, GNMA, 2.500% to 5.500%, due 03/20/27 to 09/20/42, value $38,761,754)	$38,000,000
431,200,000	BNY Mellon Capital Market, LLC, 0.26%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $431,209,343 (Collateralized by $438,338,097, FHLMC, 2.500% to 4.500%, due 09/01/26 to 08/01/42, value $150,741,267, FNMA, 2.500% to 4.000%, due 09/01/22 to 10/01/42, value $289,082,733)	431,200,000

469,200,000	Total Repurchase Agreements	469,200,000

TIME DEPOSIT (13.39%)

$165,000,000	BNP Paribas S.A., 0.13%, 10/01/12	$165,000,000

157,000,000	Credit Agricole S.A., 0.23%, 10/01/12	157,000,000

150,000,000	National Bank of Canada, 0.08%, 10/01/12	150,000,000

472,000,000	Total Time Deposit	472,000,000

VARIABLE RATE DEMAND INSTRUMENTS (2.25%) (2)

$350,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A., 0.30%, 01/01/13	$350,000

805,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wells Fargo Bank, N.A., 0.26%, 04/01/30	805,000

2,480,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wells Fargo Bank, N.A., 0.26%, 02/01/26	2,480,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)
$46,645,115	Federal Home Loan Mortgage Corporation Class A Certificates – Series M004, 0.24%, 01/15/42	$46,645,115

3,695,272	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006, 0.24%, 10/15/45	3,695,272

2,605,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A., 0.25%, 11/01/29	2,605,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A., 0.21%, 06/01/27	700,000

1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A., 0.26%, 07/01/33	1,800,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank, 0.30%, 07/01/20	2,500,000

4,260,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association, 0.23%, 08/15/31	4,260,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken, 0.45%, 03/01/27	6,900,000

6,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government, 0.26%, 12/18/17	6,480,000

79,220,387	Total Variable Rate Demand Instruments	79,220,387

YANKEE CERTIFICATES OF DEPOSIT (27.52%)

$15,000,000	Australia and New Zealand Banking Group LTD, 0.37%, 02/11/13	$15,000,000

100,000,000	Bank of Nova Scotia, 0.30%, 06/26/13	100,000,000

Face Amount		Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

$150,000,000	Bank of Tokyo-Mitsubishi, UFJ LTD, 0.50%, 02/22/13	$150,000,000

165,000,000	Mizuho Corporate Bank LTD, 0.49%, 02/11/13	165,000,000

165,000,000	Norinchukin Bank, 0.49%, 03/01/13	165,000,000

60,000,000	Oversea-Chinese Banking Corporation LTD, 0.25%, 10/26/12	60,000,208

150,000,000	Societe Generale S.A., 0.37%, 11/01/12	150,000,000

100,000,000	Sumitomo Mitsui Trust Bank LTD, 0.37%, 01/25/13	100,000,000

65,000,000	Sumitomo Mitsui Trust Bank LTD, 0.43%, 03/12/13	65,000,000

970,000,000	Total Yankee Certificates of Deposit	970,000,208

	Total Investments (100.01%)	3,525,606,711
	(cost $3,525,606,711†)
	Liabilities in excess of cash and other assets (-0.01%)	(259,322)

	Net Assets (100.00%)	$3,525,347,389

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $689,987,579, which represented 19.57% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.12%.

(4)	The Interest rate is adjusted monthly based upon quarterly LIBOR flat.

(5)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

(6)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.01%

(7)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%

(8)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.14%.

(9)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National National Mortgage Association
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,940,408,174	55.04%
31 through 60 Days	150,000,000	4.25
61 through 90 Days	0	0
91 through 120 Days	200,000,000	5.67
121 through 180 Days	604,944,175	17.16
Over 180 Days	630,254,362	17.88
Total	$3,525,606,711	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments September 30, 2012 (Unaudited)

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (79.59%)

$150,000,000	BNP Paribas Securities Corp., 0.18%, dated 09/28/12, due 10/01/12 repurchase proceeds at maturity $150,002,250 (Collateralized by $202,829,308, GNMA, 3.500% to 5.500%, due 08/15/39 to 08/20/42, value $153,000,000)	$150,000,000

175,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $175,003,063 (Collateralized by $169,894,026, GNMA, 3.000% to 4.000%, due 09/20/27 to 09/20/42, value $178,500,001)	175,000,000

140,000,000	Goldman, Sachs & Co., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $140,002,217 (Collateralized by $904,301,362, GNMA 4.0000% to 6.4815%, due 01/20/38 to 09/20/42, value $142,800,000)	140,000,000

295,000,000	J. P. Morgan Securities LLC., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $295,004,671 (Collateralized by $860,013,022, GNMA, 1.125% to 6.000%, due 05/20/22 to 06/20/42, value $300,900,662)	295,000,000

143,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $143,002,264 (Collateralized by $1,208,743,230, GNMA, 0.2620% to 6.3615%, due 08/20/35 to 10/20/60, value $145,860,000)	143,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$150,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $150,002,375 (Collateralized by $400,735,490, GNMA, 0.000% to 6.500%, due 11/20/22 to 03/20/62, value $153,000,001)	$150,000,000

1,053,000,000	Total Repurchase Agreements	1,053,000,000

U.S. GOVERNMENT OBLIGATIONS (20.27%)

$50,000,000	U.S. Treasury Note, 0.17%, 01/31/13	$50,074,746

50,000,000	U.S. Treasury Note, 0.19%, 02/28/13	50,528,495

50,000,000	U.S. Treasury Note, 0.18%, 04/15/13	50,422,113

50,000,000	U.S. Treasury Note, 0.19%, 07/15/13	50,319,610

65,000,000	U.S. Treasury Note, 0.20%, 09/30/13	66,893,694

265,000,000	Total U.S. Government Obligations	268,238,658

	Total Investments (99.86%) (Cost $1,321,238,658†)	1,321,238,658
	Cash and Other Assets, Net of Liabilities (0.14%)	2,001,380

	Net Assets (100.00%)	$1,323,240,038

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,053,000,000	79.70%
31 through 60 Days	0	0
61 through 90 Days	0	0
91 through 120 Days	0	0
121 through 180 Days	100,603,242	7.61
Over 180 Days	167,635,416	12.69
Total	$1,321,238,658	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2012 (Unaudited)

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (7.75%) (1)

$60,000,000	Straight-A-Funding LLC, 0.18%, 10/01/12	$60,000,000

30,000,000	Straight-A-Funding LLC, 0.18%, 12/11/12	29,989,350

20,000,000	Straight-A-Funding LLC, 0.18%, 12/19/12	19,992,100

110,000,000	Total Asset Backed Commercial Paper	109,981,450

FLOATING RATE SECURITIES (12.88%)

$10,000,000	Federal Agricultural Mortgage Corporation, 0.17%, 10/25/12 (2)	$10,001,066

20,000,000	Federal Home Loan Bank, 0.13%, 05/21/13 (3)	19,999,354

25,000,000	Federal Home Loan Bank, 0.18%, 03/18/13 (8)	25,000,000

50,000,000	Federal Home Loan Bank, 0.14%, 07/25/13 (4)	50,000,000

25,000,000	Federal Home Loan Bank, 0.14%, 07/25/13 (4)	25,000,000

50,000,000	Federal Home Loan Bank, 0.23%, 08/13/13 (5)	50,000,000

2,810,117	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.85%, 01/17/17 (6)	2,810,117

182,810,117	Total Floating Rate Securities	182,810,537

LOAN PARTICIPATIONS (2.11%)

$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 10/05/12	$30,000,000

30,000,000	Total Loan Participations	30,000,000

REPURCHASE AGREEMENTS (56.78%)

$290,000,000	Annaly Capital Management, Inc., 0.39%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $290,009,425 (Collateralized by $539,553,903, FNMA, 2.515% to 7.000%, due 06/01/14 to 07/01/50, value $200,866,232, FHLMC, 0.771% to 6.139%, due 11/15/25 to 07/01/48, value $103,633,768)	$290,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$310,000,000	BNY Mellon Capital Markets, LLC, 0.26%, dated 09/28/12, due 10/01/12. repurchase proceeds at maturity $310,006,717 (Collateralized by $312,156,669, FNMA, 2.500% to 4.500%, due 09/01/27 to 10/01/42, value $260,191,055, FHLMC, 2.500% to 3.000%, due 08/01/27 to 10/01/27, value $56,008,946)	$310,000,000

166,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated 09/28/12 due 10/01/12, repurchase proceeds at maturity $166,002,628 (Collateralized by $2,134,992,365 GNMA, 1.625% to 13.000%, due 12/15/12 to 06/15/54, value $169,320,001)	166,000,000

40,000,000	UBS Securities, LLC, 0.19%, dated 9/28/12, due 10/01/12, repurchase proceeds at maturity $40,000,633 (Collateralized by $40,627,900 USTR, 0.625%, due 05/31/17, value $40,800,048)	40,000,000

806,000,000	Total Repurchase Agreements	806,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (12.32%)

$25,000,000	Federal Agricultural Mortgage Corporation, 0.20%, 10/23/12	$24,996,944

25,000,000	Federal Agricultural Mortgage Corporation, 0.16%, 01/25/13	24,987,111

5,000,000	Federal Agricultural Mortgage Corporation, 0.18%, 02/07/13	4,996,775

10,000,000	Federal Farm Credit Bank, 0.20%, 01/25/13	9,993,556

40,000,000	Federal Farm Credit Bank, 0.19%, 05/24/13	39,950,389

20,000,000	Federal Home Loan Bank, 0.19%, 10/03/12	19,999,789

15,000,000	Federal Home Loan Bank, 0.20%, 10/04/12	14,999,750

15,000,000	Federal Home Loan Bank, 0.18%, 10/18/12	14,998,725

20,000,000	Federal Home Loan Bank, 0.14%, 12/11/12	19,994,478

175,000,000	Total U.S. Government Agency Discount Notes	174,917,517

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (4.20%)

$10,000,000	Federal Home Loan Bank, 0.18%, 11/21/12	$9,999,957

20,000,000	Federal Home Loan Bank, 0.20%, 02/25/13	19,999,739

10,000,000	Federal Home Loan Bank, 0.23%, 03/05/13	9,995,407

19,650,000	Federal Home Loan Bank, 0.24%, 05/17/13	19,648,371

59,650,000	Total U.S. Government Agency Medium Term Notes	59,643,474

VARIABLE RATE DEMAND NOTES (3.94%) (7)

$6,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 06/15/17	$6,000,000

10,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 06/15/17	10,000,000

30,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 12/15/19	30,000,000

10,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 01/15/21	10,000,000

56,000,000	Total Variable Rate Demand Notes	56,000,000

	Total Investments (99.98%) (Cost $1,419,352,978†)	1,419,352,978
	Cash and other assets, net of liabilities (0.02%)	285,321

	Net Assets (100.00%)	$1,419,638,299

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $109,981,450, which represented 7.75% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

2)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.22%

3)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.04%

4)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.05%

5)	The interest rate is adjusted quarterly based upon three months LIBOR minus 0.21%

6)	The interest rate is adjusted seim-annually based upon six months LIBOR plus 0.125%

7)	Securities payable on demand at par including accrued interest with seven days notice. The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined from time to time sufficient by the OPIC Placement Agent.

8)	The interest rate is adjusted quarterly based upon three months LIBOR minus 0.23%

KEY:

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
OPIC	= Overseas Private Investment Corporation
USTR	= U.S. Treasury Bill

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,131,995,628	79.75%
31 through 60 Days	59,999,957	4.23
61 through 90 Days	94,975,928	6.69
91 through 120 Days	37,790,784	2.66
121 through 180 Days	34,991,921	2.47
Over 180 Days	59,598,760	4.20
Total	$1,419,352,978	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited)

Face Amount		Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (7.48%)

$15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A., 0.53%, 12/06/12	$15,000,000

4,325,000	Tennessee State School Bond Authority Series 1997A, 0.18%, 10/10/12	4,325,000

1,125,000	Tennessee State School Bond Authority Series 1997A, 0.17%, 12/05/12	1,125,000

15,000,000	Tennessee State School Bond Authority Series 1997A, 0.17%, 12/05/12	15,000,000

35,450,000	Total Tax Exempt Commercial Paper	35,450,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (16.51%)

$6,000,000	City School District of the City of Geneva Ontario County, NY RAN 2012, 0.71%, 06/21/13	$6,012,408

9,900,000	Clarence CSD Erie County, NY TAN 2012, 0.45%, 06/27/13	9,921,740

4,847,458	East Rochester Union Free School District Monroe County, NY GO BAN 2012, 0.50%, 07/26/13	4,857,300

4,000,000	East Rockaway Union Free School Dstrict Nassau County, NY TAN 2012-2013, 0.45%, 06/26/13	4,016,080

6,900,000	Erie #2 Board of Cooperative Educational Services Second Supervisory District in the Counties of Erie, Chautauqua and Cattaraugus, NY RAN 2102, 0.75%, 06/28/13	6,912,640

6,400,000	Fayatteville-Manlius CSD Onondaga and Madison Counties, NY GO BAN 2012, 0.45%, 07/10/13	6,414,735

1,400,000	Hadley-Luzerne CSD, Saratoga and Warren Counties, NY BAN 2012, 0.59%, 07/16/13	1,401,756

1,710,000	Mahopac CSD Putnam County, NY BAN Series 2012A, 0.55%, 03/01/13	1,714,924

3,700,000	Malone CSD Franklin County, NY BAN 2012, 0.65%, 07/05/13	3,709,742

2,309,448	Moriah CSD Essex, NY GO BAN 2012, 0.63%, 06/28/13	2,315,720

1,850,000	Orchard Park CSD Erie County, NY BAN 2011, 0.72%, 12/14/12	1,851,965

Face Amount		Value (Note 1)

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$600,000	Richfield Joint School District, WI TRAPN, 0.70%, 10/25/12	$600,117

1,550,000	School District of Edgerton, WI TRAPN, 0.60%, 10/10/12	1,550,151

1,650,000	School District of Maple, WI TRAPN, 0.65%, 11/01/12	1,650,484

5,975,000	Sun Prairie Area School District, WI TRAPN, 0.70%, 10/26/12	5,976,216

4,822,758	Susquehanna Valley CSD Broome County, NY BAN 2012, 0.57%, 06/28/13	4,855,710

1,100,000	Unified School District of Antigo, WI TRAPN, 0.65%, 10/29/12	1,100,292

7,000,000	Wappingers CSD Dutchess and Putnam Counties, NY BAN 2012 Series A, 0.40%, 10/31/12	7,001,987

1,000,000	Wheatland Joint #1 School District, WI TRAPN, 0.70%, 11/01/12	1,000,252

3,000,000	Wilson CSD Niagara County, NY BAN 2012, 0.55%, 03/20/13	3,009,725

2,400,000	Windham-Ashland-Jewett CSD Greene County, NY BAN 2012, 0.60%, 03/13/13	2,406,924

78,114,664	Total Tax Exempt Obligation Notes and Bonds	78,280,868

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (75.22%)

$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Lok Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A., 0.17%, 08/01/38	$3,000,000

1,810,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wells Fargo Bank, N.A., 0.39%, 08/01/32	1,810,000

4,200,000	Bay Area Toll Authority SF Bay Area Toll Bridge, CA RB Series E-1 LOC Bank of Tokyo-Mitsubishi UFJ LTD, 0.13%, 04/01/45	4,200,000

3,000,000	BB&T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A., 0.27%, 10/01/28	3,000,000

1,970,000	BB&T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) – Series 2008-1 VV LOC Branch Banking And Trust Company, 0.19%, 01/01/27	1,970,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,000,000	BB&T Municipal Trust Series 2011 LOC Branch Banking And Trust Company, 0.18%, 09/01/22	$2,000,000

750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 LOC Citibank, N.A., 0.23%, 04/15/38 (2)	750,000

1,500,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, LA RB (Delta Equine Center LLC Project) – Series 2007 LOC Branch Banking And Trust Company, 0.19%, 01/01/32 (2)	1,500,000

19,585,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D LOC Sumitomo Mitsui Banking Corporation, 0.18%, 12/01/16	19,585,000

4,000,000	California Municipal Finance Authority Recovery Zone Facility Bonds (Chevron U.S.A. Inc Project) – Series 2010A , 0.18%, 11/01/35	4,000,000

1,000,000	Chino Basin Regional Financing Authority, CA RRB (Inland Empire Utilities Agency) – Series 2008B LOC Lloyds TSB Bank PLC, 0.21%, 06/01/32	1,000,000

2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B), 0.21%, 06/01/33	2,315,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A., 0.26%, 07/01/24	1,500,000

1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) –Series 2000 LOC U.S. Bank, N.A., 0.19%, 03/01/30	1,200,000

4,680,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 LOC U.S. Bank, N.A., 0.28%, 08/01/30 (2)	4,680,000

4,100,000	City of New York GO Bonds Fiscal 2004 Subseries A-6 LOC Mizuho Corporate Bank, LTD, 0.18%, 08/01/31	4,100,000

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$6,200,000	City of New York GO Bonds Fiscal 2004 Series H Subseries H-1 LOC BNY Mellon, N.A., 0.19%, 03/01/34	$6,200,000

8,000,000	City of New York GO Bonds, Fiscal 2012 Series G Subseries G-7 LOC Bank of Tokyo-Mitsubishi UFJ LTD, 0.19%, 04/01/42	8,000,000

2,700,000	City of Philadelphia, PA GO Multi-Modal Refunding Bond Series 2009B LOC Royal Bank of Canada, 0.16%, 08/01/31	2,700,000

4,200,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A LOC U.S. Bank, N.A., 0.18%, 07/01/38	4,200,000

2,750,000	Cleveland-Cuyahoga County Port Authority, OH RB (Euclid Avenue Housing Corporation Project) – Series 2008 LOC U.S. Bank, N.A., 0.15%, 06/01/39	2,750,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 LOC Wells Fargo Bank, N.A., 0.19%, 08/01/38 (2)	3,000,000

2,295,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) – Series 1998 LOC Federal Home Loan Bank, 0.28%, 05/01/33 (2)	2,295,000

805,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004 LOC Bank of Montreal, 0.28%, 09/01/29	805,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993 LOC Bank of Montreal, 0.19%, 08/01/23 (2)	700,000

1,870,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A LOC JPMorgan Chase Bank, N.A., 0.26%, 01/01/32	1,870,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,170,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 LOC Wells Fargo Bank, N.A., 0.34%, 12/01/18 (2)	$3,170,000

2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001 LOC UBS AG, 0.35%, 08/01/21	2,625,000

6,055,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B LOC U.S. Bank, N.A., 0.15%, 07/01/23	6,055,000

1,800,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007 LOC Branch Bank & Trust Company, 0.26%, 01/01/27 (2)	1,800,000

10,820,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 Guaranteed by Federal National Mortgage Association, 0.23%, 10/15/40 (2)	10,820,000

4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009 LOC TD Bank, N.A., 0.17%, 12/01/36	4,000,000

8,200,000	Dormitory Authority of the State of New York Highland Community Development Corporation RB Series 1994B LOC HSBC Bank PLC, 0.17%, 07/01/23	8,200,000

1,175,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A., 0.18%, 07/01/28	1,175,000

1,800,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 Guaranteed by Federal National Mortgage Association, 0.20%, 11/15/36 (2)	1,800,000

9,165,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 Guaranteed by Federal Home Loan Mortgage Corporation, 0.23%, 05/15/46 (2)	9,165,000

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B LOC Branch Banking & Trust Company, 0.25%, 07/01/17 (2)	$1,050,000

4,900,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 LOC Branch Banking And Trust Company, 0.36%, 07/01/26 (2)	4,900,000

10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) – Series 2008 LOC PNC Bank, N.A., 0.17%, 02/01/39	10,000,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation, 0.18%, 07/01/41	7,400,000

1,730,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) – Series 1998 LOC Federal Home Loan Bank, 0.28%, 11/01/28 (2)	1,730,000

3,135,000	Howard County, MD RRB (Glenelg Country School, Inc. Facility) – Series 2008 LOC PNC Bank, N.A., 0.17%, 07/01/33	3,135,000

3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 LOC LaSalle National Bank, N.A., 0.52%, 04/01/39 (2)	3,000,000

3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A., 0.17%, 04/01/31	3,000,000

5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank, 0.20%, 04/01/35	5,200,000

2,100,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 LOC Branch Banking and Trust Company, 0.36%, 11/01/31 (2)	2,100,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 LOC Bank of Nova Scotia, 0.21%, 11/01/25 (2)	$1,700,000

18,500,000	Long Island Power Authority Electric System General RB Series 2012D LOC TD Bank, N.A., 0.17%, 12/01/29	18,500,000

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.15%, 02/15/38	600,000

1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) – Series 2001 Subseries 2001A, 0.20%, 11/01/29	1,440,000

406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association, 0.18%, 11/15/32	406,000

1,260,000	Michigan Strategic Fund Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994 LOC PNC Bank, N.A., 0.28%, 10/01/14 (2)	1,260,000

7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2009F, 0.20%, 12/01/30	7,510,000

6,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2011C, 0.20%, 11/01/35	6,000,000

1,900,000	MTA Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia, 0.18%, 11/01/34	1,900,000

7,805,000	Napa Sanitation District Adjustable Rate Refunding Revenue COP (2001 Refunding Project) –Series 2009A LOC Wells Fargo Bank, N.A., 0.16%, 08/01/28	7,805,000

9,700,000	Narragansett Bay Commission Wastewater System RRB 2008 Series A LOC U.S. Bank, N.A., 0.18%, 09/01/34	9,700,000

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 Guaranteed by Federal Home Loan Mortgage Corporation, 0.22%, 10/01/37 (2)	$3,450,000

1,875,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A LOC Federal Home Loan Bank, 0.22%, 10/01/30 (2)	1,875,000

2,700,000	New Jersey EDA IDRB (CST Products, LLC Project) – Series 2006 LOC National Bank of Canada, 0.32%, 04/01/26	2,700,000

3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A Collateralized by Federal National Mortgage Association, 0.19%, 09/15/28 (2)	3,500,000

5,100,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A LOC Citibank, N.A., 0.20%, 01/01/36 (2)	5,100,000

3,270,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project) LOC TD Bank, N.A., 0.17%, 03/01/34	3,270,000

5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ LTD, 0.16%, 11/01/29	5,000,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen-Thuringen Girozentrale, 0.21%, 08/01/19	4,575,000

2,800,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison Company of New York, Inc. Project) – Series 2005A-1 LOC Mizuho Corporate Bank, LTD, 0.17%, 05/01/39	2,800,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen Thuringen Girozentrale, 0.23%, 11/01/36	$5,000,000

3,050,000	Oneida County Industrial Development Agency Civic Facility RB (St. Elizabeth Medical Center Facility) – Series 2006A LOC HSBC Bank PLC, 0.16%, 06/01/26	3,050,000

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Collateralized by Federal National Mortgage Association, 0.18%, 06/01/25	1,000,000

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank, 0.22%, 05/01/25	3,500,000

2,100,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) LOC PNC Bank, N.A., 0.22%, 08/01/30 (2)	2,100,000

7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank Farm Credit Bank, 0.17%, 09/01/36	7,800,000

625,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A LOC PNC Bank, N.A, 0.28%, 12/01/16 (2)	625,000

1,000,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 LOC Branch Banking And Trust Company, 0.26%, 01/01/17 (2)	1,000,000

825,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 LOC Branch Banking And Trust Company, 0.26%, 03/01/15 (2)	825,000

2,210,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002 LOC Branch Banking And Trust Company, 0.26%, 04/01/17 (2)	2,210,000

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.17%, 07/01/29	$6,100,000

300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F LOC JPMorgan Chase Bank, N.A., 0.18%, 07/01/47	300,000

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A., 0.22%, 07/01/37	1,800,000

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.17%, 07/01/33	5,500,000

1,900,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1 LOC JPMorgan Chase Bank, N.A., 0.19%, 07/01/25	1,900,000

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation, 0.25%, 12/01/19	800,000

2,335,000	The City of New York Fiscal 2004 Series H-4 LOC BNY Mellon, N.A., 0.19%, 03/01/34	2,335,000

14,000,000	The City of New York GO Bond Fiscal 2012 Series D Subseries D-3 LOC BNY Mellon, N.A., 0.19%, 10/01/39	14,000,000

4,000,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H&H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A, 0.21%, 01/01/37	4,000,000

4,500,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006 LOC Wells Fargo Bank, N.A., 0.17%, 04/01/26	4,500,000

1,045,000	The Washington EDFA RB (Mercer Island Partner Associate, LLC Project) – Series 1997D LOC U.S. Bank, N. A., 0.23%, 06/01/27 (2)	1,045,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,200,000	Three Valleys Municipal Water District, CA COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects) LOC Wells Fargo Bank, N.A., 0.18%, 11/01/14	$3,200,000

6,000,000	Uinta County, WY Pollution Control RRB (Chevron U.S.A Inc.) – Series 1993, 0.20%, 08/15/20	6,000,000

165,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.18%, 12/01/25	165,000

920,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A LOC LaSalle National Bank, N.A., 0.33%, 06/01/25 (2)	920,000

2,225,000	Village of Arlington Heights, IL Multifamily Housing RRB (Dunton Tower Apartments Project) – Series 1997 LOC BMO Harris Bank N.A., 0.18%, 05/01/24	2,225,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 Guaranteed by Federal National Mortgage Association, 0.22%, 12/15/40 (2)	2,700,000

3,525,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006 LOC BMO Harris Bank N.A., 0.18%, 07/01/31	3,525,000

356,671,000	Total Tax Exempt Variable Rate Demand Instruments	356,671,000

	Total Investments (99.21%) (Cost $470,401,868†)	470,401,868
	Cash and Other Assets, Net of Liabilities (0.79%)	3,742,703

	Net Assets (100.00%)	$474,144,571

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

2)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note
COP	= Certificates of Participation
CSD	= Central School District
EDA	= Economic Development Authority
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
GO	= General Obligation
HEFA	= Health and Education Facilities Authority
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDC	= Industrial Development Corporation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
MTA	= Metropolitan Transportation Authority
PCFA	= Pollution Control Finance Authority
RAN	= Revenue Anticipation Note
RB	= Revenue Bond
ROC	= Reset Option Certificates
RRB	= Revenue Refunding Bonds
TAN	= Tax Anticipation Note
TRAPN	= Tax and Revenue Anticipation Promissory Note

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2012 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$370,222,777	78.71%
31 through 60 Days	9,652,723	2.05
61 through 90 Days	32,976,965	7.01
91 through 120 Days	-0-	-0-
121 through 180 Days	7,131,572	1.51
Over 180 Days	50,417,831	10.72
Total	$470,401,868	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio
California	$44,790,000	9.52%
Colorado	3,000,000	0.64
Connecticut	16,300,000	3.46
Florida	10,821,000	2.30
Georgia	20,020,000	4.25
Illinois	10,645,000	2.26
Iowa	5,200,000	1.10
Kentucky	27,925,000	5.94
Louisiana	1,500,000	0.32
Maryland	3,135,000	0.67
Michigan	5,260,000	1.12
Mississippi	13,510,000	2.87
Missouri	10,000,000	2.13
Nebraska	3,170,000	0.67
Nevada	5,325,000	1.13
New Jersey	2,700,000	0.57
New York	171,608,356	36.48
North Carolina	4,090,000	0.87
Ohio	8,805,000	1.87
Pennsylvania	6,610,000	1.40
Puerto Rico	1,970,000	0.42
Rhode Island	9,700,000	2.06
South Carolina	2,210,000	0.47
Tennessee	20,450,000	4.35
Texas	1,440,000	0.31
Virginia	3,100,000	0.66
Washington	3,745,000	0.80
West Virginia	1,870,000	0.40
Wisconsin	33,337,512	7.09
Wyoming	6,000,000	1.28
Other Territories	12,165,000	2.59
Total	$470,401,868	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments September 30, 2012 (Unaudited)

Face Amount		Value (Note 1)

EURODOLLAR CERTIFICATES OF DEPOSIT (4.53%)

$10,000,000	National Australia Bank LTD, 0.34%, 01/18/13 (1)	$10,000,000

10,000,000	Total Eurodollar Certificates of Deposit	10,000,000

FLOATING RATE SECURITIES (15.39%)

$8,000,000	Bank of Nova Scotia, 0.44%, 08/02/13 (2)	$8,000,000

10,000,000	Canadian Imperial Bank of Commerce, 0.46%, 08/29/13 (3)	10,000,731

8,000,000	Wells Fargo Bank, N.A., 0.43%, 11/20/13 (4)	8,000,000

8,000,000	Westpac Banking Corp., 0.40%, 05/03/13 (5)	8,000,000

34,000,000	Total Floating Rate Securities	34,000,731

LETTER OF CREDIT COMMERCIAL PAPER (4.98%)

$11,000,000	Cofco Capital Corp. LOC RaboBank Nederland, 0.40%, 10/19/12	$10,997,800

11,000,000	Total Letter of Credit Commercial Paper	10,997,800

REPURCHASE AGREEMENTS (49.27%)

$54,800,000	BNY Mellon Capital Market, LLC, 0.26%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $54,801,187 (Collateralized by $122,204,265, FHLMC, 2.500% to 6.000%, due 10/01/17 to 03/01/42, value $27,780,490, FNMA, 2.500% to 6.000%, due 03/01/18 to 10/01/42, value $28,115,511)	$54,800,000

54,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $54,000,855 (Collateralized by $107,944,025, GNMA, 2.040% to 5.500%, due 01/20/26 to 06/15/47, value $55,080,000)	54,000,000

108,800,000	Total Repurchase Agreements	108,800,000

TIME DEPOSIT (2.26%)

$5,000,000	National Bank of Canada, 0.08%, 10/01/12	$5,000,000

5,000,000	Total Time Deposit	5,000,000

Face Amount		Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (23.55%)

$10,000,000	Australia and New Zealand Banking Group LTD., 0.26%, 01/07/13	$10,000,000

11,000,000	Mizuho Corporate Bank, 0.49%, 02/11/13	11,000,000

11,000,000	Societe Generales S.A., 0.37%, 11/01/12	11,000,000

10,000,000	Sumitomo Mitsui Banking Corp., 0.43%, 03/12/13	10,000,000

10,000,000	Toronto Dominion Bank, 0.31%, 04/19/13 (6)	10,000,000

52,000,000	Total Yankee Certificates of Deposit	52,000,000

	Total Investments (99.98%) (cost $220,798,531†)	220,798,531
	Cash and Other Assets, net of Liabilities (0.02%)	42,329

	Net Assets (100.00%)	$220,840,860

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

(1)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.12%.

(2)	The Interest rate is adjusted monthly based upon quarterly LIBOR flat.

(3)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%

(4)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%

(5)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.17%.

(6)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National National Mortgage Association
GNMA	= Government National Mortgage Association
LOC	= Letter of Credit

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments September 30, 2012 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$124,797,800	56.52%
31 through 60 Days	11,000,000	4.98
61 through 90 Days	-0-	-0-
91 through 120 Days	20,000,000	9.06
121 through 180 Days	21,000,000	9.51
Over 180 Days	44,000,731	19.93
Total	$220,798,531	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities September 30, 2012 (Unaudited)

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$3,056,406,711	$268,238,658	$613,352,978	$470,401,868	$111,998,531
Repurchase agreements	469,200,000	1,053,000,000	806,000,000	—	108,800,000
Cash	70,870	553,704	512,634	3,556,169	63,478
Accrued interest receivable	618,942	1,718,451	141,286	345,668	38,672
Prepaid expenses	296,715	58,552	46,145	31,298	2,916

Total assets	3,526,593,238	1,323,569,365	1,420,053,043	474,335,003	220,903,597

: Liabilities
Payable to affiliates (Note 2)	759,950	153,033	250,945	60,032	4,555
Accrued expenses	470,874	171,327	160,154	128,192	48,637
Dividends payable	15,025	4,967	3,645	2,208	9,545

Total liabilities	1,245,849	329,327	414,744	190,432	62,737

Net assets	$3,525,347,389	$1,323,240,038	$1,419,638,299	$474,144,571	$220,840,860

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$3,526,322,198	$1,323,233,362	$1,419,695,479	$474,144,212	$220,833,600
Undistributed net investment income	—	—	4,987	—	—
Accumulated net realized gain (loss)	(974,809)	6,676	(62,167)	359	7,260

Net assets	$3,525,347,389	$1,323,240,038	$1,419,638,299	$474,144,571	$220,840,860

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$303,865,507	303,944,913	$1.00	$675,096,014	675,081,715	$1.00
Institutional Service Shares	$66,847,706	66,865,175	$1.00	$258,986,616	258,981,130	$1.00
Investor Shares	$172,571,344	172,616,440	$1.00	$162,248,886	162,245,450	$1.00
Investor Service Shares	$235,711,480	235,773,076	$1.00	$155,512,421	155,509,127	$1.00
Retail Class Shares	$870,238,308	870,465,718	$1.00	$71,396,101	71,394,589	$1.00
Advantage Shares	$1,626,230,744	1,626,655,710	$1.00	—	—	—
Xpress Shares	$249,882,300	249,947,599	$1.00	—	—	—

Total	$3,525,347,389	3,526,268,631		$1,323,240,038	1,323,212,011

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$6,801,499	6,801,981	$1.00	$5,273,282	5,275,715	$1.00
Institutional Service Shares	$57,562,578	57,566,654	$1.00	—	—	—
Investor Service Shares	—	—	—	$40,743,429	40,762,225	$1.00
Retail Shares	$366,590,575	366,616,532	$1.00	$200,786,790	200,879,418	$1.00
Advantage Shares	$988,683,647	988,753,651	$1.00	$227,341,070	227,445,948	$1.00

Total	$1,419,638,299	1,419,738,818		$474,144,571	474,363,306

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value
Treasurer Shares	$216,829,886	216,822,758	$1.00
Liquidity Shares	$4,010,974	4,010,842	$1.00

Total	$220,840,860	220,833,600

The accompanying notes are an integral part of these financial statements.

Statements of Operations Six Months Ended September 30, 2012 (Unaudited)

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Investment Income
INCOME:
Interest	$5,611,228		$1,173,061		$1,682,991		$616,391	$432,429

EXPENSES: (NOTE 2)
Investment management fee	2,170,972		837,876		769,240		271,318	84,494
Administration fee	904,572		349,115		320,517		113,049	28,165
Shareholder servicing fee (Institutional Service Shares)	95,908		290,154		73,210		—	—
Shareholder servicing fee (Investor Shares)	207,584		224,681		—		—	—
Shareholder servicing fee (Investor Service Shares)	286,087		191,380		—		52,734	—
Shareholder servicing fee (Retail Shares)	1,035,448		77,817		353,306		245,075	—
Shareholder servicing fee (Advantage Shares)	1,991,868		—		1,151,973		260,856	—
Shareholder servicing fee (Xpress Shares)	330,704		—		—		—	—
Shareholder servicing fee (Treasurer Shares)	—		—		—		—	41,644
Shareholder servicing fee (Liquidity Shares)	—		—		—		—	1,206
Distribution fee (Investor Shares)	166,067		179,745		—		—	—
Distribution fee (Investor Service Shares)	514,957		344,485		—		94,920	—
Distribution fee (Retail Shares)	2,692,166		202,325		918,595		637,195	—
Distribution fee (Advantage Shares)	5,975,603		—		3,455,920		782,567	—
Distribution fee (Xpress Shares)	992,113		—		—		—	—
Custodian	74,377		33,963		22,421		10,244	9,211
Shareholder servicing and related shareholder	551,704	(a)	231,341	(b)	87,279	(c)	104,743 (d)	32,252	(e)
Legal, compliance and filing fees	265,715		77,350		39,495		58,859	8,277
Audit and accounting	148,689		90,728		57,663		54,198	43,075
Trustees’ fees and expenses	163,396		64,520		59,052		20,010	13,914
Others	40,324		15,120		11,282		7,716	5,878

Total expenses	18,608,254		3,210,600		7,319,953		2,713,484	268,116
Less: Earnings Credits (Notes 2 and 4)	-0-		-0-		-0-		(77)	-0-
Less: Fees waived (Note 2)	(13,485,415)		(2,110,670)		(5,706,545)		(2,142,253)	(173,461)

Net expenses	5,122,839		1,099,930		1,613,408		571,154	94,655

Net investment income	488,389		73,131		69,583		45,237	337,774

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	487,831		9,254		8,500		867	10,407

Increase in net assets from operations	$976,220		$82,385		$78,083		$46,104	$348,181

(a)	Includes class specific transfer agency expenses of $49,360, $5,116, $48,193, $65,017 and $231,176 for the Institutional, Institutional Service, Investor, Investor Service and Retail Shares respectively.
(b)	Includes class specific transfer agency expenses of $76,878, $23,570, $45,109, $38,893 and $14,905 for the Institutional, Institutional Service, Investor, Investor Service and Retail Shares respectively.
(c)	Includes class specific transfer agency expenses of $2,635, $4,960 and $89,270 for the Institutional, Institutional Service and Retail Shares respectively.
(d)	Includes class specific transfer agency expenses of $531, $13,387 and $52,243 for the Institutional, Investor Service and Retail Shares respectively.
(e)	Includes class specific transfer agency expenses of $30,369 and $407 for the Treasurer and Liquidity Shares respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$488,389	$1,013,315	$73,131	$38,251
Net realized gain (loss) on investments	487,831	229,094	9,254	(2,578)

Increase in net assets from operations	976,220	1,242,409	82,385	35,673

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(250,724)	(364,490)	(41,749)	(20,238)
Institutional Service Shares	(3,839)	(3,579)	(11,614)	(7,381)
Investor Shares	(8,307)	(8,656)	(8,993)	(5,563)
Investor Service Shares[1]	(11,448)	(16,008)	(7,660)	(4,227)
Retail Shares	(41,433)	(38,879)	(3,115)	(701)
Pinnacle Shares	—	(63,549)	—	(141)
Advantage Shares	(159,404)	(483,995)	—	—
Xpress Shares	(13,234)	(34,159)	—	—

Total dividends to shareholders	(488,389)	(1,013,315)	(73,131)	(38,251)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Shares	—	—	—	—
Investor Service Shares[1]	—	—	—	—
Retail Shares	—	—	—	—
Pinnacle Shares	—	—	—	—
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(3,676,287)	79,624,230	(15,610,675)	217,569,326
Institutional Service Shares	(16,694,214)	(74,908,277)	17,151,329	17,883,842
Investor Shares	5,702,655	(24,962,108)	(44,324,703)	27,028,163
Investor Service Shares[1]	15,583,010	(131,694,741)	375,685	11,403,219
Retail Shares	47,759,716	(92,334,388)	42,148,677	14,340,670
Pinnacle Shares	—	(206,027,550)	—	(16,687,875)
Advantage Shares	77,340,482	(942,301)	—	—
Xpress Shares	(33,636,856)	6,740,754	—	—

Total capital share transactions	92,378,506	(444,504,381)	(259,687)	271,537,345

Total increase/(decrease)	92,866,337	(444,275,287)	(250,433)	271,534,767

NET ASSETS:
Beginning of period	3,432,481,052	3,876,756,339	1,323,490,471	1,051,955,704

End of period	$3,525,347,389	$3,432,481,052	$1,323,240,038	$1,323,490,471

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$69,583	$101,338	$45,237	$79,033
Net realized gain (loss) on investments	8,500	1,897	867	835

Increase in net assets from operations	78,083	103,235	46,104	79,868

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(6,110)	(3,648)	(609)	(1,494)
Institutional Service Shares	(2,946)	(3,130)	—	—
Investor Service Shares[1]	—	—	(4,213)	(4,482)
Retail Shares	(14,208)	(15,172)	(19,577)	(12,130)
Advantage Shares	(46,319)	(79,388)	(20,838)	(60,927)

Total dividends to shareholders	(69,583)	(101,338)	(45,237)	(79,033)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Service Shares[1]	—	—	—	—
Retail Shares	—	—	—	—
Advantage Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(35,558,134)	10,138,282	63,863	38,183
Institutional Service Shares	(4,640,845)	(3,981,156)	—	—
Investor Service Shares[1]	—	—	(13,068,656)	3,412,991
Retail Shares	82,649,801	63,972,873	21,582,196	57,488,117
Advantage Shares	106,810,266	(338,274)	21,318,904	23,737,924

Total capital share transactions	149,261,088	69,791,725	29,896,307	84,677,215

Total increase/(decrease)	149,269,588	69,793,622	29,897,174	84,678,050

NET ASSETS:
Beginning of period	1,270,368,711	1,200,575,089	444,247,397	359,569,347

End of period	$1,419,638,299	$1,270,368,711	$474,144,571	$444,247,397

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

[1]	Prior to July 29, 2011, Investor Service Shares were known as Short Term Income Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$337,774	$513,900
Net realized gain (loss) on investments	10,407	67

Increase in net assets from operations	348,181	513,967

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Treasurer	(334,001)	(391,817)
Liquidity	(3,773)	(122,083)

Total dividends to shareholders	(337,774)	(513,900)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Treasurer	(3,167)	—
Liquidity	(47)	—

Total dividends to shareholders	(3,214)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Treasurer	(5,808,272)	91,128,401
Liquidity	3,582	4,007,260

Total capital share transactions	(5,804,690)	95,135,661

Total increase/(decrease)	(5,797,497)	95,135,728

NET ASSETS:
Beginning of period	226,638,357	131,502,629

End of period	$220,840,860	$226,638,357

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001		0.001	0.001	0.003	0.024	0.048
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001		0.001	0.001	0.003	0.024	0.048

Less distributions from:
Dividends from net investment income	(0.001)		(0.001)	(0.001)	(0.003)	(0.024)	(0.048)
Net realized gain on investment	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.001)		(0.001)	(0.001)	(0.003)	(0.024)	(0.048)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.06%	(a)	0.08%	0.11%	0.29%	2.46%	4.91%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$303,866		$307,495	$227,901	$221,078	$295,039	$751,532
Ratio to average net assets:
Net investment income	0.11%	(c)	0.07%	0.11%	0.26%	2.52%	4.78%
Expenses (net of fees waived) (b)	0.20%	(c)	0.22%	0.25%	0.25%	0.22%	0.20%
Management and administration fees waived	0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(c)	0.01%	0.00%	0.01%	0.01%	0.01%
Expenses paid indirectly	—		—	—	—	0.00%	0.00%
	Investor Service Shares[1]
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.017	0.041
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.017	0.041

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.017)	(0.041)
Net realized gain on investment	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.017)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.00%	0.00%	0.02%	1.71%	4.14%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$235,711		$220,100	$351,736	$278,303	$262,237	$297,508
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.02%	1.71%	3.92%
Expenses (net of fees waived) (b)	0.30%	(c)	0.28%	0.36%	0.52%	0.96%	0.94%
Management and administration fees waived	0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	0.65%	(c)	0.67%	0.62%	0.47%	0.03%	0.01%
Transfer agency fees waived	—		0.01%	0.00%	—	—	—
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

[1]	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.001	0.022	0.046	0.000		0.000	0.000	0.001	0.020	0.044
0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.001	0.022	0.046	0.000		0.000	0.000	0.001	0.020	0.044

(0.000)		(0.000)	(0.000)	(0.001)	(0.022)	(0.046)	(0.000)		(0.000)	(0.000)	(0.001)	(0.020)	(0.044)
—		—	—	—	(0.000)	(0.000)	—		—	—	—	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)	(0.001)	(0.022)	(0.046)	(0.000)		(0.000)	(0.000)	(0.001)	(0.020)	(0.044)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.00%	0.00%	0.12%	2.21%	4.65%	0.01%	(a)	0.00%	0.00%	0.06%	2.01%	4.44%

$66,848		$83,525	$158,401	$235,431	$199,697	$260,609	$172,571		$166,845	$191,794	$215,983	$337,701	$316,547

0.01%	(c)	0.00%	0.00%	0.09%	2.31%	4.50%	0.01%	(c)	0.00%	0.00%	0.07%	1.96%	4.25%
0.30%	(c)	0.28%	0.36%	0.42%	0.47%	0.45%	0.30%	(c)	0.28%	0.36%	0.50%	0.68%	0.65%
0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%	0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%
0.17%	(c)	0.21%	0.15%	0.09%	0.01%	0.01%	0.40%	(c)	0.42%	0.37%	0.24%	0.04%	0.04%
—		0.00%	—	—	—	—	—		0.01%	0.00%	—	—	—
—		—	—	—	0.00%	0.00%	—		—	—	—	0.00%	0.00%

Retail Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.016	0.040
0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.016	0.040

(0.000)		(0.000)	(0.000)	(0.000)	(0.016)	(0.040)
—		—	—	—	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)	(0.000)	(0.016)	(0.040)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.00%	0.00%	0.01%	1.65%	4.08%

$870,238		$822,368	$914,654	$1,051,014	$1,384,774	$1,439,855

0.01%	(c)	0.00%	0.00%	0.01%	1.64%	3.95%
0.30%	(c)	0.28%	0.36%	0.55%	1.02%	1.00%
0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%
0.85%	(c)	0.87%	0.83%	0.65%	0.14%	0.14%
—		0.01%	0.00%	—	—	—
—		—	—	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.001	0.001	0.016	0.040
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.001	0.001	0.016	0.040

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.001)	(0.001)	(0.016)	(0.040)
Net realized gain on investment	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.001)	(0.001)	(0.016)	(0.040)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.03%	0.05%	0.05%	1.63%	4.06%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,626,231		$1,548,680	$1,549,602	$1,574,427	$1,704,903	$3,451,676
Ratio to average net assets:
Net investment income	0.02%	(c)	0.03%	0.05%	0.05%	1.70%	3.95%
Expenses (net of fees waived) (b)	0.29%	(c)	0.26%	0.31%	0.49%	1.04%	1.02%
Management and administration fees waived	0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%
Shareholder servicing and distribution fees waived	0.91%	(c)	0.95%	0.93%	0.75%	0.17%	0.17%
Expenses paid indirectly	—		—	—	—	0.00%	0.00%
: Daily Income Fund U.S. Treasury Portfolio
	Institutional Shares
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.001	0.010	0.041
Net realized and unrealized gain (loss) on investments	0.000		(0.000)	0.000	—	—	—

Total from investment operations	0.000		0.000	0.000	0.001	0.010	0.041

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.001)	(0.010)	(0.041)
Net realized gain on investment	—		—	(0.000)	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.001)	(0.010)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.00%	0.00%	0.07%	0.97%	4.18%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$675,096		$690,702	$473,133	$499,667	$526,947	$544,746
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.08%	0.93%	4.17%
Expenses (net of fees waived) (b)	0.16%	(c)	0.11%	0.22%	0.21%	0.23%	0.20%
Management and administration fees waived	0.06%	(c)	0.11%	0.03%	0.06%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(c)	0.02%	0.02%	0.01%	—	—
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,				Commencement of Operations June 20, 2007 through March 31, 2008
		2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.014	0.028
0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.014	0.028

(0.000)		(0.000)	(0.000)	(0.000)	(0.014)	(0.028)
—		—	—	—	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)	(0.000)	(0.014)	(0.028)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.02%	0.02%	1.40%	2.88%	(a)

$249,882		$283,468	$276,727	$282,144	$271,167	$272,213

0.01%	(c)	0.01%	0.02%	0.02%	1.40%	3.82%	(c)
0.30%	(c)	0.28%	0.34%	0.53%	1.27%	1.25%	(c)
0.02%	(c)	0.01%	0.00%	0.01%	0.06%	0.02%	(c)
0.90%	(c)	0.93%	0.90%	0.71%	0.00%	—
—		—	—	—	0.00%	0.00%	(c)

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.007	0.039	0.000		0.000	0.000	0.000	0.006	0.037
0.000		(0.000)	0.000	—	—	—	0.000		(0.000)	0.000	—	—	—

0.000		0.000	0.000	0.000	0.007	0.039	0.000		0.000	0.000	0.000	0.006	0.037

(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.039)	(0.000)		(0.000)	(0.000)	(0.000)	(0.006)	(0.037)
—		—	(0.000)	—	—	—	—		—	(0.000)	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.039)	(0.000)		(0.000)	(0.000)	(0.000)	(0.006)	(0.037)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.00%	0.00%	0.01%	0.75%	3.92%	0.01%	(a)	0.00%	0.00%	0.00%	0.65%	3.73%

$258,987		$241,833	$223,950	$251,926	$233,270	$331,209	$162,249		$206,573	$179,546	$198,429	$212,706	$270,279

0.01%	(c)	0.00%	0.00%	0.01%	0.83%	3.76%	0.01%	(c)	0.00%	0.00%	0.00%	0.68%	3.51%
0.16%	(c)	0.10%	0.22%	0.26%	0.44%	0.45%	0.16%	(c)	0.11%	0.22%	0.27%	0.55%	0.63%
0.06%	(c)	0.11%	0.03%	0.06%	0.03%	0.03%	0.06%	(c)	0.11%	0.03%	0.06%	0.03%	0.03%
0.25%	(c)	0.25%	0.25%	0.19%	0.03%	—	0.45%	(c)	0.45%	0.45%	0.40%	0.15%	0.05%
0.02%	(c)	0.02%	0.01%	0.01%	—	—	0.05%	(c)	0.05%	0.04%	0.03%	—	—
—		—	—	—	0.00%	0.00%	—		—	—	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.005	0.034
Net realized and unrealized gain (loss) on investments	0.000		(0.000)	0.000	—	—	—

Total from investment operations	0.000		0.000	0.000	0.000	0.005	0.034

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.005)	(0.034)
Net realized gain on investment	—		—	(0.000)	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.005)	(0.034)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.00%	0.00%	0.00%	0.51%	3.46%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$155,512		$155,136	$143,733	$191,847	$188,138	$174,840
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.00%	0.54%	3.03%
Expenses (net of fees waived) (b)	0.16%	(c)	0.11%	0.22%	0.27%	0.70%	0.90%
Management and administration fees waived	0.06%	(c)	0.11%	0.03%	0.06%	0.03%	0.03%
Shareholder servicing and distribution fees waived	0.70%	(c)	0.70%	0.70%	0.65%	0.26%	0.03%
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.03%	—	—
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares[2]
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Year Ended March 31, 2011	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.002		0.012		0.045
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	—		(0.000)		(0.000)

Total from investment operations	0.000		0.000	0.000	0.002		0.012		0.045

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.002)		(0.012)		(0.045)
Net realized gain on investment	—		—	—	—		—		—

Total distributions	(0.000)		(0.000)	(0.000)	(0.002)		(0.012)		(0.045)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.03%	(a)	0.01%	0.04%	0.17%	(a)	1.24%	(a)	4.54%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$6,801		$42,357	$32,219	$90,506		$-0-		$10
Ratio to average net assets:
Net investment income	0.06%	(c)	0.01%	0.04%	0.17%	(c)	1.76%	(c)	4.44%
Expenses (net of fees waived)	0.20%	(c)	0.20%	0.25%	0.25%	(c)	0.25%	(c)	0.21%
Management and administration fees waived	0.01%	(c)	0.03%	0.00%	0.02%	(c)	0.05%	(c)	0.09%
Shareholder Servicing and Distribution fees waived	—		—	—	—		—		—
Transfer agency fees waived	0.02%	(c)	0.02%	—	—		—		—

[1]	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
[2]	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.005	0.033
0.000		(0.000)	0.000	—	—	—

0.000		0.000	0.000	0.000	0.005	0.033

(0.000)		(0.000)	(0.000)	(0.000)	(0.005)	(0.033)
—		—	(0.000)	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.005)	(0.033)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.00%	0.00%	0.00%	0.46%	3.36%

$71,396		$29,246	$14,906	$23,249	$10,410	$20,976

0.01%	(c)	0.00%	0.00%	0.00%	0.46%	1.90%
0.16%	(c)	0.11%	0.22%	0.25%	0.73%	0.99%
0.06%	(c)	0.11%	0.03%	0.06%	0.03%	0.03%
0.90%	(c)	0.90%	0.90%	0.87%	0.44%	0.14%
0.05%	(c)	0.05%	0.05%	0.02%	—	—
—		—	—	—	0.00%	0.00%

Institutional Service Shares							Retail Shares
Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.001	0.012	0.042	0.000		0.000	0.000	0.000	0.007	0.037
0.000		0.000	0.000	—	(0.000)	(0.000)	0.000		0.000	0.000	—	(0.000)	(0.000)

0.000		0.000	0.000	0.001	0.012	0.042	0.000		0.000	0.000	0.000	0.007	0.037

(0.000)		(0.000)	(0.000)	(0.001)	(0.012)	(0.042)	(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.037)
—		—	—	—	—	—	—		—	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.001)	(0.012)	(0.042)	(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.037)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.00%	0.00%	0.09%	1.23%	4.31%	0.01%	(a)	0.00%	0.00%	0.01%	0.71%	3.73%

$57,563		$62,202	$66,183	$73,383	$283	$336	$366,590		$283,942	$219,973	$189,069	$208,912	$159,269

0.01%	(c)	0.00%	0.00%	0.00%	1.35%	3.82%	0.01%	(c)	0.01%	0.00%	0.00%	0.60%	3.38%
0.25%	(c)	0.20%	0.28%	0.30%	0.47%	0.45%	0.25%	(c)	0.20%	0.28%	0.48%	0.99%	1.00%
0.01%	(c)	0.03%	0.00%	0.02%	0.05%	0.09%	0.01%	(c)	0.03%	0.00%	0.02%	0.05%	0.09%
0.22%	(c)	0.25%	0.22%	0.20%	—	—	0.90%	(c)	0.90%	0.89%	0.70%	0.17%	0.13%
—		0.02%	0.00%	—	—	—	0.00%	(c)	0.04%	0.01%	0.00%	—	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.007	0.036
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	—	(0.000)	(0.000)

Total from investment operations	0.000		0.000	0.000	0.000	0.007	0.036

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.036)
Net realized gain on investment	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.007)	(0.036)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.01%	0.02%	0.70%	3.71%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$988,684		$881,868	$882,200	$867,087	$970,310	$662,379
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.01%	0.01%	0.66%	3.37%
Expenses (net of fees waived)	0.25%	(c)	0.19%	0.27%	0.47%	0.99%	1.02%
Management and administration fees waived	0.01%	(c)	0.03%	0.00%	0.02%	0.05%	0.09%
Shareholder Servicing & Distribution fees waived	0.94%	(c)	1.00%	0.95%	0.76%	0.21%	0.16%
: Daily Income Fund Municipal Portfolio
	Institutional Shares
	Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
			2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.002	0.004	0.019	0.033
Net realized and unrealized gain (loss) on investments	0.000		0.000	(0.000)	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.002	0.004	0.019	0.033

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.002)	(0.004)	(0.019)	(0.033)
Net realized gain on investment	—		—	(0.000)	(0.000)	—	(0.000)

Total distributions	(0.000)		(0.000)	(0.002)	(0.004)	(0.019)	(0.033)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.03%	0.19%	0.42%	1.96%	3.35%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,273		$5,209	$5,171	$25,344	$4,061	$3,856
Ratio to average net assets:
Net investment income	0.02%	(c)	0.03%	0.22%	0.27%	1.93%	2.87%
Expenses (net of fees waived) (b)	0.25%	(c)	0.25%	0.25%	0.25%	0.23%	0.20%
Management and administration fees waived	0.01%	(c)	0.03%	0.05%	0.07%	0.10%	0.13%
Transfer Agency Account fees waived	0.01%	(c)	0.01%	—	—	—	—
Shareholder Servicing and Distribution fees waived	—		—	—	—	—	—
Expenses paid indirectly	0.00%	(c)	0.00%	0.00%	—	0.00%	0.00%

[1]	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares				Investor Service Shares[1]
For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Six Months Ended September 30, 2012 (Unaudited)		Years Ended March 31,
		2009	2008			2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.002		0.017	0.030	0.000		0.000	0.000	0.001	0.014	0.027
0.000		0.000	0.000	0.000		0.000	(0.000)	0.000	0.000	0.000

0.002		0.017	0.030	0.000		0.000	0.000	0.001	0.014	0.027

(0.002)		(0.017)	(0.030)	(0.000)		(0.000)	(0.000)	(0.001)	(0.014)	(0.027)
(0.000)		—	(0.000)	—		—	(0.000)	(0.000)	—	(0.000)

(0.002)		(0.017)	(0.030)	(0.000)		(0.000)	(0.000)	(0.001)	(0.014)	(0.027)

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.18%	(a)	1.70%	3.09%	0.01%	(a)	0.01%	0.00%	0.06%	1.39%	2.78%

$-0-		$249	$110	$40,744		$53,804	$50,387	$45,068	$60,907	$93,233

0.26%	(c)	1.69%	2.81%	0.02%	(c)	0.01%	0.00%	0.05%	1.41%	2.74%
0.50%	(c)	0.48%	0.45%	0.26%	(c)	0.27%	0.44%	0.61%	0.78%	0.76%
0.07%	(c)	0.10%	0.13%	0.01%	(c)	0.03%	0.05%	0.07%	0.10%	0.13%
—		—	0.01%	0.04%	(c)	0.03%	—	—	—	—
0.00%	(c)	0.00%	0.00%	0.70%	(c)	0.69%	0.54%	0.37%	0.17%	0.17%
—		0.00%	0.00%	0.00%	(c)	0.00%	0.00%	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Six Months Ended September 30, 2012 (Unaudited)
			2012	2011		2010		2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000		0.000		0.011	0.025
Net realized and unrealized gain (loss) on investments	0.000		0.000	(0.000)		0.000		0.000	0.000

Total from investment operations	0.000		0.000	0.000		0.000		0.011	0.025

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)		(0.000)		(0.011)	(0.025)
Net realized gain on investment	—		—	(0.000)		(0.000)		—	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)		(0.000)		(0.011)	(0.025)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.00%		0.04%		1.15%	2.54%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$200,787		$179,209	$121,734		$152,582		$151,745	$170,909
Ratio to average net assets:
Net investment income	0.02%	(c)	0.01%	0.00%		0.02%		1.13%	2.38%
Expenses (net of fees waived) (b)	0.25%	(c)	0.27%	0.45%		0.61%		1.02%	1.00%
Management and administration fees waived	0.01%	(c)	0.03%	0.05%		0.07%		0.10%	0.13%
Shareholder Servicing and Distribution fees waived	0.90%	(c)	0.89%	0.74%		0.56%		0.13%	0.13%
Transfer Agency fees waived	0.04%	(c)	0.03%	—		0.01%		—	—
Expenses paid indirectly	0.00%	(c)	0.00%	0.00%		—		0.00%	0.00%
: Daily Income Fund RNT Natixis Liquid Prime Portfolio
	Treasurer Shares					Liquidity Shares
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Commencement of Operations December 1, 2010 through March 31, 2011		Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Commencement of Operations November 30, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.001		0.002	0.000		0.001		0.001	0.000
Net realized and unrealized gain (loss) on investments	0.000		0.000	—		0.000		0.000	—

Total from investment operations	0.001		0.002	0.000		0.001		0.001	0.000

Less distributions from:
Dividends from net investment income	(0.001)		(0.002)	(0.000)		0.001		(0.001)	(0.000)
Net realized gain on investment	(0.000)		—	—		(0.000)		—	—

Total distributions	(0.001)		(0.002)	(0.000)		(0.001)		(0.001)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.12%	(a)	0.17%	0.05%	(a)	0.10%	(a)	0.13%	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$216,830		$222,631	$131,503		$4,011		$4,007	$-0-
Ratio to average net assets:
Net investment income	0.24%	(c)	0.19%	0.15%	(c)	0.19%	(c)	0.12%	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.07%	(c)	0.06%	0.06%	(c)	0.12%	(c)	0.09%	0.08%	(c)
Management and administration fees waived	0.07%	(c)	0.08%	0.08%	(c)	0.07%	(c)	0.08%	0.08%	(c)
Shareholder Servicing fees waived	0.03%	(c)	0.03%	0.03%	(c)	0.03%	(c)	0.05%	0.06%	(c)
Transfer Agency fees waived	0.02%	(c)	0.02%	0.02%	(c)	—		0.00%	0.01%	(c)
Expenses reimbursed	—		—	0.18%	(c)	—		—	0.18%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Advantage Shares
Six Months Ended September 30, 2012 (Unaudited)
		2012	2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.001	0.001	0.011	0.025
0.000		0.000	(0.000)	0.000	(0.000)	0.000

0.000		0.000	0.001	0.001	0.011	0.025

(0.000)		(0.000)	(0.001)	(0.001)	(0.011)	(0.025)
—		—	(0.000)	(0.000)	—	(0.000)

(0.000)		(0.000)	(0.001)	(0.001)	(0.011)	(0.025)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.03%	0.05%	0.08%	1.12%	2.52%

$227,341		$206,025	$182,277	$212,071	$186,442	$221,862

0.02%	(c)	0.03%	0.05%	0.05%	1.12%	2.41%
0.25%	(c)	0.25%	0.40%	0.57%	1.04%	1.02%
0.01%	(c)	0.03%	0.05%	0.07%	0.10%	0.13%
0.99%	(c)	0.99%	0.83%	0.66%	0.16%	0.16%
—		—	—	—	—	—
0.00%	(c)	0.00%	0.00%	—	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage and Xpress shares, the U.S. Government and Municipal Portfolios include the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006	Not Offered (“N/O”)
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	N/A	N/O
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A	N/O
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007	N/O
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006	N/O
Xpress shares	June 20, 2007	N/O	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	December 1, 2010
Liquidity shares	N/O	N/O	N/O	N/O	November 30, 2010

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012 and the six months period ended September 30, 2012, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2012, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2012, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2012, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used and a narrative description of the valuation processes in place will be required. ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund does not expect the adoption of the ASU 2011-04 to have a material impact on its financial statements.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

In April, 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. This modifies the criteria for determining when repurchase agreements and other similar transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Fund does not expect the adoption of the ASU 2011-03 to have a material impact on its financial statements.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays an investment management fee to the Manager at the annual rate of ..06% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays to the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Treasurer Shares	0.03%	-0-
Liquidity Shares	0.06%	-0-

As of September 30, 2012, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees/Manager	$363,829	$131,171	$132,174	$47,170	$-0-
Administration fees/Manager	90,957	21,862	53,043	12,862	4,423
Shareholder servicing fees/Distributor	250,979	-0-	52,610	-0-	66
Transfer agency fees/TA	54,185	-0-	13,118	-0-	66

Total	$759,950	$153,033	$250,945	$60,032	$4,555

For the period ended September 30, 2012, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees	$-0-	$104,462	$-0-	$-0-	$84,494
Administration fees	361,829	297,253	46,038	26,571	19,099
Shareholder servicing fees – Institutional Service shares	64,883	290,154	62,983	N/A	N/O
Shareholder servicing fees – Investor shares	164,628	224,681	N/A	N/A	N/O
Shareholder servicing fees – Investor Service shares	226,986	191,380	N/A	52,734	N/O
Shareholder servicing fees – Retail shares	821,189	77,817	346,611	245,075	N/O
Shareholder servicing fees – Advantage shares	1,262,859	N/O	899,398	252,502	N/O
Shareholder servicing fees – Xpress shares	196,240	N/O	N/O	N/O	N/O
Shareholder servicing fees – Treasurer shares	N/O	N/O	N/O	N/O	41,644
Shareholder servicing fees – Liquidity shares	N/O	N/O	N/O	N/O	537
Distribution fees – Investor shares	166,067	179,745	N/A	N/A	N/O
Distribution fees – Investor Service shares	514,957	344,485	N/A	94,920	N/O

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Distribution fees – Retail shares	$2,692,166	$202,325	$918,595	$637,195	N/O
Distribution fees – Advantage shares	5,975,603	N/O	3,430,920	782,567	N/O
Distribution fees – Xpress shares	992,113	N/O	N/O	N/O	N/O
Transfer agency fees – Institutional shares	45,895	76,713	1,922	394	N/O
Transfer agency fees – Institutional Service shares	-0-	23,149	-0-	N/A	N/O
Transfer agency fees – Investor shares	-0-	44,813	N/A	N/A	N/O
Transfer agency fees – Investor Service shares	-0-	38,172	N/A	8.562	N/O
Transfer agency fees – Retail shares	-0-	15,521	78	41,733	N/O
Transfer agency fees – Treasurer shares	N/O	N/O	N/O	N/O	27,687
Transfer agency fees – Liquidity shares	N/O	N/O	N/O	N/O	-0-

Total	$13,485,415	$2,110,670	$5,706,545	$2,142,253	$173,461

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”).

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.30%	N/O
Institutional Service shares	0.47%	0.47%	0.47%	N/A	N/O
Investor shares	0.65%	0.65%	N/A	N/A	N/O
Investor Service shares	0.95%	0.95%	N/A	0.86%	N/O
Retail shares	1.00%	1.00%	1.00%	1.10%	N/O
Treasurer shares	N/O	N/O	N/O	N/O	0.15%
Liquidity shares	N/O	N/O	N/O	N/O	0.18%

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $15,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations of the Municipal Portfolio under the caption “Custodian expenses” are expense offsets of $77.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional, Treasurer and Liquidity shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2012 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%	Amount		%
Institutional shares	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$131	0.00%	$	N/O
Institutional Service shares	7,652	0.02%	-0-	0.00%	5,841	0.02%	N/A			N/O
Investor shares	41,403	0.05%	-0-	0.00%	N/A		N/A			N/O
Investor Service shares	57,061	0.05%	-0-	0.00%	N/A		1,956	0.01%		N/O
Retail shares	206,524	0.05%	-0-	0.00%	70,390	0.05%	7,148	0.01%		N/O
Treasurer shares	N/O		N/O		N/O		N/O			-0-	0.00%
Liquidity shares	N/O		N/O		N/O		N/O			401	0.02%

Total	$312,640		$-0-		$76,231		$9,235			$401

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Daily Dollar International, Ltd. (“DDI”), an affiliated fund, invested its excess cash in Daily Income Fund – RNT Natixis Liquid Prime Portfolio. For the period ended September 30, 2012, DDI has invested an average of $101,455,917 and as of September 30, 2012 has an investment of $96,166,300. Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares. For the period ended September 30, 2012, NGAM has invested an average of $154,080,428 and as of September 30, 2012 has an investment of $202,291,123. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of September 30, 2012, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended September 30, 2012, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Purchases	$-0-	$-0-	$-0-	$38,800,000	$-0-
Sales	-0-	-0-	-0-	36,680,000	-0-
Gains/(losses)	-0-	-0-	-0-	-0-	-0-

4: Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses. For the period ended September 30, 2012, expense offsets for the Municipal Portfolio was $77.

5: Transactions in Shares of Beneficial Interest

At September 30, 2012, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,155,060,705	2,155,060,705	$5,339,852,041	5,339,852,041
Issued on reinvestment of dividends	242,483	242,483	340,024	340,024
Redeemed	(2,158,979,475)	(2,158,979,475)	(5,260,567,835)	(5,260,567,835)

Net increase (decrease)	$(3,676,287)	(3,676,287)	$79,624,230	79,624,230

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$201,420,016	201,420,016	$660,699,457	660,699,457
Issued on reinvestment of dividends	3,941	3,941	3,373	3,373
Redeemed	(218,118,171)	(218,118,171)	(735,611,107)	(735,611,107)

Net increase (decrease)	$(16,694,214)	(16,694,214)	$(74,908,277)	(74,908,277)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$203,042,657	203,042,657	$589,975,418	589,975,418
Issued on reinvestment of dividends	8,299	8,299	8,127	8,127
Redeemed	(197,348,301)	(197,348,301)	(614,945,653)	(614,945,653)

Net increase (decrease)	$5,702,655	5,702,655	$(24,962,108)	(24,962,108)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$388,093,842	388,093,842	$807,290,769	807,290,769
Issued on reinvestment of dividends	11,000	11,000	15,255	15,255
Redeemed	(372,521,832)	(372,521,832)	(939,000,765)	(939,000,765)

Net increase (decrease)	$15,583,010	15,583,010	$(131,694,741)	(131,694,741)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,364,208,668	1,364,208,668	$2,159,524,411	2,159,524,411
Issued on reinvestment of dividends	41,294	41,294	36,947	36,947
Redeemed	(1,316,490,246)	(1,316,490,246)	(2,251,895,746)	(2,251,895,746)

Net increase (decrease)	$47,759,716	47,759,716	$(92,334,388)	(92,334,388)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$-0-	-0-	$210,638,237	210,638,237
Issued on reinvestment of dividends	-0-	-0-	63,549	63,549
Redeemed	-0-	-0-	(416,729,336)	(416,729,336)

Net increase (decrease)	$-0-	-0-	$(206,027,550)	(206,027,550)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,433,194,141	1,433,194,141	$2,980,637,104	2,980,637,104
Issued on reinvestment of dividends	163,872	163,872	500,714	500,714
Redeemed	(1,356,017,531)	(1,356,017,531)	(2,982,080,119)	(2,982,080,119)

Net increase (decrease)	$77,340,482	77,340,482	$(942,301)	(942,301)

Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$193,589,547	193,589,547	$398,965,039	398,965,039
Issued on reinvestment of dividends	13,157	13,157	33,216	33,216
Redeemed	(227,239,560)	(227,239,560)	(392,257,501)	(392,257,501)

Net increase (decrease)	$(33,636,856)	(33,636,856)	$6,740,754	6,740,754

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$3,187,590,336	3,187,590,336	$4,463,483,553	4,463,483,553
Issued on reinvestment of dividends	41,864	41,864	21,042	21,042
Redeemed	(3,203,242,875)	(3,203,242,875)	(4,245,935,269)	(4,245,935,269)

Net increase (decrease)	$(15,610,675)	(15,610,675)	$217,569,326	217,569,326

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$755,608,714	755,608,714	$1,675,781,606	1,675,781,606
Issued on reinvestment of dividends	11,773	11,773	7,854	7,854
Redeemed	(738,469,158)	(738,469,158)	(1,657,905,618)	(1,657,905,618)

Net increase (decrease)	$17,151,329	17,151,329	$17,883,842	17,883,842

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$448,823,596	448,823,596	$1,021,716,538	1,021,716,538
Issued on reinvestment of dividends	9,068	9,068	6,046	6,046
Redeemed	(493,157,367)	(493,157,367)	(994,694,421)	(994,694,421)

Net increase (decrease)	$(44,324,703)	(44,324,703)	$27,028,163	27,028,163

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$206,943,946	206,943,946	$419,498,529	419,498,529
Issued on reinvestment of dividends	7,706	7,706	4,667	4,667
Redeemed	(206,575,967)	(206,575,967)	(408,099,977)	(408,099,977)

Net increase (decrease)	$375,685	375,685	$11,403,219	11,403,219

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$227,970,412	227,970,412	$207,718,665	207,718,665
Issued on reinvestment of dividends	3,029	3,029	710	710
Redeemed	(185,824,764)	(185,824,764)	(193,378,705)	(193,378,705)

Net increase (decrease)	$42,148,677	42,148,677	$14,340,670	14,340,670

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$-0-	-0-	$22,950,448	22,950,448
Issued on reinvestment of dividends	-0-	-0-	140	140
Redeemed	-0-	-0-	(39,638,463)	(39,638,463)

Net increase (decrease)	$-0-	-0-	$(16,687,875)	(16,687,875)

U.S. GOVERINMENT PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$14,662,407	14,662,407	$120,131,581	120,131,581
Issued on reinvestment of dividends	6,036	6,036	3,873	3,873
Redeemed	(50,226,577)	(50,226,577)	(109,997,172)	(109,997,172)

Net increase (decrease)	$(35,558,134)	(35,558,134)	$10,138,282	10,138,282

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$7,230,295	7,230,295	$20,288,376	20,288,376
Issued on reinvestment of dividends	2,924	2,924	3,145	3,145
Redeemed	(11,874,064)	(11,874,064)	(24,272,677)	(24,272,677)

Net increase (decrease)	$(4,640,845)	(4,640,845)	$(3,981,156)	(3,981,156)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,726,861,959	1,726,861,959	$2,589,796,570	2,589,796,570
Issued on reinvestment of dividends	14,111	14,111	14,378	14,378
Redeemed	(1,644,226,269)	(1,644,226,269)	(2,525,838,075)	(2,525,838,075)

Net increase (decrease)	$82,649,801	82,649,801	$63,972,873	63,972,873

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$703,602,054	703,602,054	$1,082,966,720	1,082,966,720
Issued on reinvestment of dividends	47,610	47,610	78,988	78,988
Redeemed	(596,839,398)	(596,839,398)	(1,083,383,982)	(1,083,383,982)

Net increase (decreases)	$106,810,266	106,810,266	$(338,274)	(338,274)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$155,383	155,383	$313,641	313,641
Issued on reinvestment of dividends	613	613	1,722	1,722
Redeemed	(92,133)	(92,133)	(277,180)	(277,180)

Net increase (decrease)	$63,863	63,863	$38,183	38,183

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$79,969,957	79,969,957	$408,184,017	408,184,017
Issued on reinvestment of dividends	4,361	4,361	4,095	4,095
Redeemed	(93,042,974)	(93,042,974)	(404,775,121)	(404,775,121)

Net increase (decrease)	$(13,068,656)	(13,068,656)	$3,412,991	3,412,991

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$348,681,988	348,681,988	$633,162,397	633,162,397
Issued on reinvestment of dividends	19,436	19,436	11,573	11,573
Redeemed	(327,119,228)	(327,119,228)	(575,685,853)	(575,685,853)

Net increase (decrease)	$21,582,196	21,582,196	$57,488,117	57,488,117

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$192,976,526	192,976,526	$410,120,741	410,120,741
Issued on reinvestment of dividends	21,445	21,445	62,765	62,765
Redeemed	(171,679,067)	(171,679,067)	(386,445,582)	(386,445,582)

Net increase (decrease)	$21,318,904	21,318,904	$23,737,924	23,737,924

RNT NATIXIS LIQUID PRIME PORTFOLIO	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
Treasurer	Net Assets	Shares	Net Assets	Shares
Sold	$315,040,000	315,040,000	$425,111,062	425,111,062
Issued on reinvestment of dividends	198,575	198,575	139,907	139,907
Redeemed	(321,046,847)	(321,046,847)	(334,122,568)	(334,122,568)

Net increase (decrease)	$(5,808,272)	(5,808,272)	$91,128,401	91,128,401

Liquidity	Net Assets	Shares	Net Assets	Shares
Sold	$-0-	-0-	$479,024,260	479,024,260
Issued on reinvestment of dividends	3,582	3,582	122,000	122,000
Redeemed	-0-	-0-	(475,139,000)	(475,139,000)

Net increase (decrease)	$3,582	3,582	$4,007,260	4,007,260

6: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio’s capital accounts to reflect income and gains available for distribution (or available capital loss carry forwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carry forward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

6: Tax Information (Continued)

At March 31, 2012, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$229,094	$1,462,640	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	1,897	3,771	2014	*
		203	2015	*
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$70,667
Municipal Portfolio	835	508	2019
RNT Natixis Liquid Prime Portfolio	-0-	-0-	N/A

*	Subject to limitation under IRC 382/383

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

7: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of September 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$469,200,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$3,056,406,711	$-0-

Total	$-0-	$3,525,606,711	$-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

7: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of September 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$1,053,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$268,238,658	$-0-

Total	$-0-	$1,321,238,658	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of September 30, 2012:

Description
Repurchase agreements	$-0-	$806,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$613,352,978	$-0-

Total	$-0-	$1,419,352,978	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of September 30, 2012:

Description
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$470,401,868	$-0-

Total	$-0-	$470,401,868	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – RNT Natixis Liquid Prime Portfolio’s investments as of September 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$108,800,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$111,998,531	$-0-

Total	$-0-	$220,798,531	$-0-

For the period ended September 30, 2012, there was no Level 1 or 3 investments.

8: Subsequent Event

On October 19, 2012, U.S. Government Portfolio acquired all the net assets of Value Line U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Value Line U.S. Government Money Market Fund on June 21, 2012. The acquisition was accomplished by a tax-free exchange of 64,245,300 shares of U.S. Government Portfolio, valued at $64,245,300, for 64,245,300 shares of Value Line U.S. Government Money Market Fund outstanding on October 19, 2012.

Daily Income Fund
Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

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Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:30p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

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This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

DIF 9/12S

Item 2:   Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:   Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:   Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:   Audit Committee of Listed Registrants

Not applicable.

Item 6:   Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment                Companies

Not applicable.

Item 8:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:   Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.
(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date:  December 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date:  December 3, 2012

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date:  December 3, 2012

* Print the name and title of each signing officer under his or her signature.